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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    12/31/98      AMENDMENT 00


Institutional Investment Manager:

AMERICAN EXPRESS FINANCIAL CORPORATION
IDS TOWER-10
MINNEAPOLIS                                       MN            55440-0010


I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE, AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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Name, Title and Telephone Number of Person Submitting Report:

    JOHN KNIGHT                    V.P. INVESTMENT ACCOUNTING   612-671-3618


Signature, Place and Date of Signing:

/s/ JOHN KNIGHT                    MINNEAPOLIS                  MN    12/31/98




Other Managers on Whose Behalf this Report is Filed:

07 AMERICAN CENTURIAN LIFE
01 AMERICAN EXPRESS COMPANY                                     028-00698
03 AMERICAN EXPRESS TRUST COMPANY                               028-01151
06 AMERICAN PARTNERS LIFE
02 IDS ADVISORY GROUP INC.                                      028-02069
04 IDS CERTIFICATE COMPANY                                      028-00140
05 IDS LIFE INSURANCE COMPANY                                   028-00143
08 IDS LIFE OF NEW YORK











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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

REPORT SUMMARY                  0 DATA RECORDS                   0            8 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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